CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Class A USD ($)	Dec. 31, 2013 Class A CNY	Dec. 31, 2013 Class B USD ($)	Dec. 31, 2013 Class B CNY
Current assets:
Cash and cash equivalents	$ 161,906	980,129	148,511
Restricted cash	27,009	163,506	49,047
Funds receivable	39,831	241,122	30,838
Short-term investments	80,272	485,945	521
Accounts receivable, net	16,501	99,892	45,631
Due from related parties	1,652	10,000	38,756
Prepayments and other current assets	10,919	66,104	46,174
Deferred tax assets	1,394	8,436
Total current assets	339,484	2,055,134	359,478
Non-current assets:
Property and equipment, net	7,547	45,690	32,298
Other non-current assets	3,957	23,951	576
Total non-current assets	11,504	69,641	32,874
Total assets	350,988	2,124,775	392,352
Current liabilities (including current liabilities of the Affiliated PRC Entities without recourse to the Company amounting to RMB135,723 and RMB384,561 (US$63,522) as of December 31, 2012 and 2013, respectively) (note 1):
Customer advances and deposits	27,203	164,679	69,081
Due to related parties	742	4,492	50,200
Accounts payable	840	5,087	2,284
Salaries and welfare payable	14,203	85,977	43,669
Income tax payable	952	5,764	1,166
Accrued expenses and other current liabilities	72,432	438,486	148,616
Total current liabilities	116,372	704,485	315,016
Non-current liabilities:
Non-current liabilities	9,559	57,863	17,594
Total non-current liabilities	9,559	57,863	17,594
Total liabilities	125,931	762,348	332,610
Commitments and contingencies
Redeemable ordinary shares (par value of US$ 0.001 per share and US$ nil as at December 31, 2012 and 2013; 100,280,392 and nil shares issued and outstanding with a redemption value of US$1.45533 and nil per share as of December 31, 2012 and 2013, respectively)			998,666
Total mezzanine equity			998,666
Shareholders' (deficit) equity:
Ordinary shares			1,172	316	1,914	40	240
Additional paid-in capital	295,384	1,788,167	(716,364)
Accumulated other comprehensive loss	(4,704)	(28,476)	(11,603)
Accumulated deficit	(65,979)	(399,418)	(212,129)
Total shareholders' (deficit) equity	225,057	1,362,427	(938,924)	316	1,914	40	240
Total liabilities, mezzanine equity and shareholders' (deficit) equity	$ 350,988	2,124,775	392,352